OTHER ASSETS AND OTHER LIABILITIES - Provision Additional Information 3 (Details) - PEN (S/) S/ in Millions	Dec. 31, 2020	Dec. 31, 2019
OTHER ASSETS AND OTHER LIABILITIES
Margin call for derivatives	S/ 242.3	S/ 201.7
Works for taxes	169.8	253.5
Visa account for payments to establishments	81.1	89.1
Taxes paid on account from third parties and other accounts receivable related to taxes	75.3	94.5
Accounts receivable from deferred currency sale	60.2	128.8
Dividends receivable	6.8	0.4
Accounts receivable from associate	S/ 6.5	S/ 6.8